Other income - Schedule of Other income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Income [Abstract]
Receipt of government grants		$ 182,528	$ 164,197	$ 47,894
Interest income		25,650	35,940	30,560
Bank interest income		2,567	2,982
Fair value adjustment		68,551	(117,973)
Compensation received	[1]	178,088	355,879
Others		46,275	60,635	158,457
Total other income		$ 503,659	$ 501,660	$ 236,911

[1]	Fair value adjustment pertains to adjustments made on other financial assets, keyman insurance contract and other financial liabilities.